Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 91.13%
Brazil: 1.31%
Banco BTG Pactual SA (Financials, Capital markets)	14,300	$79,697
China: 17.30%
China Resources Land Ltd. (Real estate, Real estate management & development)	31,400	95,582
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	43,410	63,718
Chinasoft International Ltd. (Information technology, IT services)	90,000	60,731
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	22,500	61,302
Focus Media Information Technology Co. Ltd. Class A (Communication services, Media)	65,800	59,933
Foxconn Industrial Internet Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)	19,900	59,068
Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer discretionary, Household durables)	9,300	57,685
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	28,600	110,192
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	9,200	93,870
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	29,100	92,716
SF Holding Co. Ltd. Class A (Industrials, Air freight & logistics)	11,600	63,006
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	3,000	96,482
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	10,900	82,119
Wuliangye Yibin Co. Ltd. Class A (Consumer staples, Beverages)	3,400	59,961
		1,056,365
Hungary: 1.87%
OTP Bank Nyrt (Financials, Banks)	1,089	67,376
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	1,804	46,721
		114,097
India: 26.31%
360 ONE WAM Ltd. (Financials, Capital markets)	12,417	144,033
Ashok Leyland Ltd. (Industrials, Machinery)	41,303	102,932
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	1,082	110,229
DLF Ltd. (Real estate, Real estate management & development)	12,172	104,169
Embassy Office Parks REIT (Real estate, Office REITs)	41,797	178,374
GAIL India Ltd. (Utilities, Gas utilities)	52,421	106,534
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)†	4,163	80,627
LIC Housing Finance Ltd. (Financials, Financial services)	17,834	122,648
Nexus Select Trust (Real estate, Retail REITs)	53,878	86,238
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	61,885	57,221
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	18,386	123,461
Power Finance Corp. Ltd. (Financials, Financial services)	27,628	133,952
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	45,856	159,246
Shriram Finance Ltd. (Financials, Consumer finance)	15,485	96,877
		1,606,541
Indonesia: 1.25%
Indofood CBP Sukses Makmur Tbk. PT (Consumer staples, Food products)	108,500	76,549
See accompanying notes to portfolio of investments
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Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Malaysia: 2.85%
CIMB Group Holdings Bhd. (Financials, Banks)	61,500	$110,401
Tenaga Nasional Bhd. (Utilities, Electric utilities)	20,800	63,401
		173,802
Mexico: 0.96%
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	8,400	58,308
Philippines: 0.87%
Bank of the Philippine Islands (Financials, Banks)	26,758	53,266
Poland: 2.06%
Bank Polska Kasa Opieki SA (Financials, Banks)	2,148	84,262
Budimex SA (Industrials, Construction & engineering)	355	41,568
		125,830
Saudi Arabia: 5.85%
Al Rajhi Bank (Financials, Banks)	3,978	104,916
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	10,356	159,867
Saudi Awwal Bank (Financials, Banks)	9,630	92,242
		357,025
Singapore: 1.11%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	9,000	67,843
South Africa: 1.02%
Foschini Group Ltd. (Consumer discretionary, Specialty retail)	8,206	62,428
South Korea: 10.45%
Coway Co. Ltd. (Consumer discretionary, Household durables)	1,011	53,483
Fila Holdings Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	1,830	49,271
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	606	70,275
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)	1,809	57,601
Kia Corp. (Consumer discretionary, Automobiles)	2,115	147,580
Macquarie Korea Infrastructure Fund (Financials, Capital markets)	7,394	53,397
Samsung Electronics Co. Ltd. Korea Exchange (Information technology, Technology hardware, storage & peripherals)	5,775	206,247
		637,854
Taiwan: 13.66%
Cathay Financial Holding Co. Ltd. (Financials, Insurance)	43,000	86,700
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components)	4,000	45,045
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	5,000	65,150
Elan Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)	17,000	76,512
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	9,000	48,057
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	1,025	84,702
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series EM

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Taiwan(continued)
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	4,200	$181,890
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	10,000	79,281
Teco Electric & Machinery Co. Ltd. (Industrials, Electrical equipment)	41,000	66,461
Zhen Ding Technology Holding Ltd. (Information technology, Electronic equipment, instruments & components)	28,000	100,293
		834,091
Thailand: 0.88%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	76,700	53,525
United Arab Emirates: 3.38%
Emaar Properties PJSC (Real estate, Real estate management & development)	25,255	92,693
Lulu Retail Holdings PLC (Consumer staples, Consumer staples distribution & retail)†	130,752	64,788
Talabat Holding PLC (Consumer discretionary, Hotels, restaurants & leisure)†	126,860	49,044
		206,525
Total common stocks (Cost $5,442,909)		5,563,746

	Dividend rate
Preferred stocks: 2.78%
South Korea: 2.78%
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.25	5,784	169,763
Total preferred stocks (Cost $255,073)			169,763

		Yield
Short-term investments: 4.29%
Investment companies: 4.29%
Allspring Government Money Market Fund Select Class♠∞		4.32%	262,060	262,060
Total short-term investments (Cost $262,060)				262,060
Total investments in securities (Cost $5,960,042)	98.20%			5,995,569
Other assets and liabilities, net	1.80			109,809
Total net assets	100.00%			$6,105,378

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
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Portfolio of investments—January 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$183,300	$1,283,991	$(1,205,231)	$0	$0	$262,060	262,060	$2,190
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder Shares - Series EM

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
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Notes to portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$79,696	$0	$0	$79,696
China	0	1,056,366	0	1,056,366
Hungary	0	114,097	0	114,097
India	166,866	1,439,676	0	1,606,542
Indonesia	76,549	0	0	76,549
Malaysia	0	173,802	0	173,802
Mexico	58,308	0	0	58,308
Philippines	53,266	0	0	53,266
Poland	0	125,829	0	125,829
Saudi Arabia	159,867	197,158	0	357,025
Singapore	0	67,843	0	67,843
South Africa	62,428	0	0	62,428
South Korea	0	637,854	0	637,854
Taiwan	0	834,090	0	834,090
Thailand	53,525	0	0	53,525
United Arab Emirates	113,832	92,694	0	206,526
Preferred stocks
South Korea	0	169,763	0	169,763
Short-term investments
Investment companies	262,060	0	0	262,060
Total assets	$1,086,397	$4,909,172	$0	$5,995,569
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Managed Account CoreBuilder Shares - Series EM